UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-8014

                               ALPHA SELECT FUNDS
               (Exact name of registrant as specified in charter)

                                    --------

                         1205 Westlakes Drive Suite 100
                                Berwyn, PA 19312
               (Address of principal executive offices) (Zip code)

                               Alpha Select Funds
                                 P.O. Box 219520
                           Kansas City, MO 64121-9805
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-BI-ALPHA

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2003

                    DATE OF REPORTING PERIOD: MARCH 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.


CONTENTS
--------------------------------------------------------------------------------

2  Total Returns and Fund Investment Objective
5  Statement of Net Assets
8  Statement of Operations
9  Statement of Changes in Net Assets
10 Financial Highlights
11 Notes to Financial Statements
15 Trustees and Officers of Trust


ALPHA SELECT FUNDS
--------------------------------------------------------------------------------
     The Alpha Select Funds offer the Target Select Equity Fund (the "Fund"), a non-diversified mutual fund for individual and institutional investors with three separate classes of shares: Class A, Class C, and Class I. The Class I Shares are the only active class of shares as of March 31, 2003. The minimum initial investment in the Class A and Class C Shares is $1,000 ($500 for retirement plans), and the minimum initial investment in Class I Shares is $2,500. The minimum amount for subsequent investments is $50 for Class A, Class C, and Class I Shares. The Fund reserves the right to waive the minimum initial investment, and may do so for financial intermediaries who purchase shares through a brokerage firm or a mutual fund marketplace.
     CONCENTRATED CAPITAL MANAGEMENT, LP ("CCM"), located in King of Prussia, Pennsylvania, was formed on May 19, 2000, and serves as the Adviser to the Fund.
     CCM has appointed TURNER INVESTMENT PARTNERS, INC. as sub-adviser to the Target Select Equity Fund
     TURNER INVESTMENT PARTNERS, INC. is based in Berwyn, Pennsylvania. The firm, founded in 1990, invests in equity, fixed-income, and balanced portfolios on behalf of individuals and institutions. As of March 31, 2003, Turner had over $8 billion in client assets under management.
     Turner employs a quantitative investment model in its management of the Fund. The model builds a portfolio of the best-ranked companies that is sector neutral to the Russell 3000 Index, over-weighting Large/Small companies and Growth/Value companies based on the forecast of Turners' asset allocation models.

SHAREHOLDER SERVICES
--------------------------------------------------------------------------------
     The Alpha Select Funds' shareholders receive annual and semiannual reports and quarterly account statements. Shareholders who have questions about their accounts may call a toll-free telephone number, 1-866-BI-ALPHA. Or they may write to Alpha Select Funds, P.O. Box 219520, Kansas City, Missouri 64105-9520.

TARGET SELECT EQUITY FUND

                                                  SIX-         ONE-         THREE-      FIVE-       ANNUALIZED
TOTAL RETURNS*                                    MONTH        YEAR          YEAR        YEAR        INCEPTION
SIX-MONTH PERIOD ENDED MARCH 31, 2003            RETURN       RETURN        RETURN      RETURN       TO DATE**
-------------------------------------------------------------------------------------------------------------------
TARGET SELECT EQUITY FUND                         2.73%      (41.03)%      (35.35)%     (5.46)%      (2.09)%
Russell 3000 Index                                4.74       (24.66)       (15.84)      (3.72)       (1.26)
S&P 500 Index                                     5.02       (24.76)       (16.09)      (3.76)       (1.16)
Lipper Multi-Cap Growth Funds
   Classification                                 4.62       (27.35)       (26.98)      (5.00)       (3.33)

 * Past performance cannot guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
** The inception date for the Target Select Equity Fund is December 31, 1997.


FUND INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
     The TARGET SELECT EQUITY FUND seeks long-term capital appreciation. It invests primarily (at least 80% of its net assets) in U.S. and foreign common stocks and other equity securities of companies without regard to their market capitalization. This is a non-fundamental investment policy that can be changed by the Fund up to 60 days prior notice to shareholders. The Fund may invest in securities of companies operating in a broad range of industries located in the U.S. and overseas.
     The Fund employs a multi-manager approach to take advantage of the best investment ideas of a number of sub-advisers, each with its own investment approach. Under a multi-manager approach, each sub-adviser manages a portion of the Fund's assets, under the general supervision of the Fund's investment adviser (such sub-advisers and investment adviser together, the "Advisers"). Here, each sub-adviser selects a relatively small number of securities, as few as 10, for its portion of the Fund's assets. Such a focused security-selection process permits each sub-adviser to act on only the investment ideas that it thinks have the greatest return potential.
     The Fund's investment adviser, Concentrated Capital Management, LP ("CCM") ensures that the sub-advisers comply with the Fund's investment policies and guidelines. CCM will also recommend the appointment of additional or replacement sub-advisers to the Board of Trustees (the "Board").
     Currently CCM employs and oversees one sub-adviser, Turner Investment Partners, Inc., an affiliate of CCM, which currently manages 100% of the Fund's total assets.

TARGET SELECT EQUITY FUND

During the six month period ended March 31, 2003, the Target Select Equity Fund delivered a total return of 2.73%. This compares with a total return of 4.74% for the Fund's benchmark, the Russell 3000 Index.

FUND STRUCTURE & MANAGEMENT

     A team of portfolio managers from Turner Investment Partners manages the Fund. David Kovacs, Senior Portfolio Manager, serves as lead manager of this team. The managers employ a multi-style, all capitalization approach, with the ability to overweight the style or capitalization believed by management to provide the best opportunity for strong performance and price appreciation. The management team uses quantitative modeling to assist with asset allocation and security selection decisions. They also review the fundamentals of each company within the portfolio to ensure that recent events or news relating to the company that cannot be identified by the quantitative model are considered, and their potential impact on stock performance is evaluated. This approach has allowed the Fund to retain a well-diversified approach, with portfolio holdings from a variety of distinct segments of the market.

MARKET REVIEW

     During the month of October, the stock market broke out of a persistent slump that began more than two years ago. Among the catalysts driving stocks upward: better-than-expected earnings reports by blue-chip companies, bargain hunting by investors and an aggressive half-point cut of short-term interest rates by the Federal Reserve Board. However, after this strong start to the quarter, the stock market suffered a set back during the month of December as investors grew increasingly concerned about the prospect of war and a slow start to the holiday retail season. The stock market continued to experience extreme volatility during the first quarter, as a January rally gave way to a prolonged slump. Military action in Iraq spurred another rally in March, followed by a significant decline at the end of the quarter, as concerns mounted about the progress of the war. Evidence of this volatility is visible in the results of the Russell 3000 Index, which posted 28 positive days and 33 negative days of performance during the quarter. In addition, the largest one-day gain for the Russell 3000 (3.4% on March 17) equaled the largest single day decline (-3.4% on March 24).

PORTFOLIO REVIEW

     Contributing the most to performance were the Fund's holdings in the technology and financial services sector. In addition, select specialty retail holdings produced strong relative results.
     The Fund's holdings in the producer durables sector, specifically the aerospace and defense industry, detracted the most from performance during the period.

TARGET SELECT EQUITY FUND

GROWTH OF A $10,000 INVESTMENT IN THE TARGET SELECT EQUITY FUND:
DECEMBER 31, 1997-MARCH 31, 2003 *

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                   ALPHA SELECT TARGET SELECT EQUITY FUND           S&P 500 COMPOSITE INDEX                    RUSSELL 3000 INDEX
12/31/97                                           $10000                            $10000                                $10000
SEP 98                                              10350                             10603                                 10222
SEP 99                                              18634                             13550                                 12912
SEP 00                                              32507                             15350                                 15261
SEP 01                                              13770                             11263                                 11002
SEP 02                                               8712                              8956                                  8931
MAR 03                                               8950                              9405                                  9355

--------------------------------------------------------------------------------
                            Annualized total returns
--------------------------------------------------------------------------------
         PAST              PAST              PAST               SINCE
      ONE YEAR         THREE YEARS        FIVE YEARS          INCEPTION
      (41.03)%           (35.35)%          (5.46)%             (2.09)%
--------------------------------------------------------------------------------

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph does not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares. The inception date of the Target Select Equity Fund is December 31, 1997.

STATEMENT OF NET ASSETS                                       ALPHA SELECT FUNDS
March 31, 2003                                                       (Unaudited)

TARGET SELECT                                   Market
EQUITY FUND                         Shares       Value
--------------------------------------------------------------------------------

COMMON STOCK -- 98.6%
AEROSPACE PRODUCT & PARTS MANUFACTURING-- 2.0%
   Boeing                               200    $ 5,012
   United Technologies                   60      3,467
                                               --------
                                                 8,479
                                               --------
AGENCIES & OTHER INSURANCE RELATED ACTIVITIES-- 1.5%
   AdvancePCS*                          230      6,518
                                               --------
                                                 6,518
                                               --------
AUTOMOTIVE PARTS, ACCESSORIES & TIRE STORES-- 1.3%
   Autozone*                             80      5,497
                                               --------
                                                 5,497
                                               --------
BASIC CHEMICAL MANUFACTURING-- 2.8%
   Air Products & Chemicals             140      5,800
   Cabot                                250      5,965
                                               --------
                                                11,765
                                               --------
COMMERCIAL/INDUSTRIAL EQUIPMENT
   RENTAL & LEASING -- 1.6%
   Utstarcom*                           350      6,996
                                               --------
                                                 6,996
                                               --------
COMPUTER & PERIPHERAL EQUIPMENT
   MANUFACTURING -- 4.6%
   Hutchinson Technology*               430     10,629
   Western Digital*                   1,010      9,151
                                               --------
                                                19,780
                                               --------
COMPUTER SYSTEMS DESIGN & RELATED
   SERVICES -- 5.7%
   Computer Sciences*                   260      8,463
   DST Systems*                         200      5,440
   Electronic Data Systems              590     10,384
                                               --------
                                                24,287
                                               --------
CONSUMER GOODS RENTAL -- 1.8%
   Hollywood Entertainment*             480      7,699
                                               --------
                                                 7,699
                                               --------

                                                Market
                                    Shares       Value
--------------------------------------------------------------------------------
DATA PROCESSING SERVICES -- 1.7%
   Affiliated Computer Services, Cl A*  160    $ 7,082
                                               --------
                                                 7,082
                                               --------
DEPARTMENT STORES -- 5.7%
   May Department Stores                310      6,166
   Sears Roebuck                        400      9,660
   TJX                                  480      8,448
                                               --------
                                                24,274
                                               --------
DEPOSITORY CREDIT INTERMEDIATION-- 7.4%
   Flagstar Bancorp                     320      8,438
   IndyMac Bancorp                      370      7,197
   Sovereign Bancorp                    460      6,371
   Washington Mutual                    270      9,523
                                               --------
                                                31,529
                                               --------
DRUGS & DRUGGISTS' SUNDRIES WHOLESALE-- 3.2%
   AmerisourceBergen                    150      7,875
   McKesson                             240      5,983
                                               --------
                                                13,858
                                               --------
ELECTRIC POWER GENERATION, TRANSMISSION & DISTRIBUTION-- 4.9%
   Exelon110                          5,545
   Public Service Enterprise Group      270      9,906
   TECO Energy                          520      5,528
                                               --------
                                                20,979
                                               --------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES-- 1.2%
   Overture Services*                   350      5,309
                                               --------
                                                 5,309
                                               --------
ELECTRONICS & APPLIANCE STORES-- 2.1%
   IKON Office Solutions              1,240      8,804
                                               --------
                                                 8,804
                                               --------
GRAIN & OILSEED MILLING -- 1.5%
   General Mills                        140      6,377
                                               --------
                                                 6,377
                                               --------

STATEMENT OF NET ASSETS                                       ALPHA SELECT FUNDS
March 31, 2003                                                       (Unaudited)

TARGET SELECT                                   Market
EQUITY FUND (Continued)              Shares      Value
--------------------------------------------------------------------------------

GROCERY STORES -- 2.0%
   Safeway*                             450    $ 8,519
                                               --------
                                                 8,519
                                               --------
HEALTH & PERSONAL CARE STORES -- 1.5%
   NBTY*                                340      6,446
                                               --------
                                                 6,446
                                               --------
HOME HEALTH CARE SERVICES -- 1.2%
   Apria Healthcare Group*              220      5,139
                                               --------
                                                 5,139
                                               --------
HOUSEHOLD & INSTITUTIONAL FURNITURE &
   KITCHEN CABINET MANUFACTURING -- 0.8%
   Masco                                180      3,352
                                               --------
                                                 3,352
                                               --------
HOUSEHOLD APPLIANCE MANUFACTURING-- 1.9%
   Whirlpool                            170      8,335
                                               --------
                                                 8,335
                                               --------
INSURANCE CARRIERS -- 12.3%
   Aetna                                110      5,423
   AMBAC Financial Group                120      6,062
   Amerigroup*                          280      8,193
   Cigna                                170      7,772
   Metlife                              300      7,914
   Odyssey Re Holdings                  470      8,484
   PMI Group                            350      8,943
                                               --------
                                                52,791
                                               --------
MEDICAL EQUIPMENT & SUPPLIES
   MANUFACTURING -- 0.9%
   Baxter International                 200      3,728
                                               --------
                                                 3,728
                                               --------
MOTOR VEHICLE BODY & TRAILER
   MANUFACTURING -- 0.8%
   Thor Industries                      140      3,504
                                               --------
                                                 3,504
                                               --------


                                                Market
                                    Shares       Value
--------------------------------------------------------------------------------
NATURAL GAS DISTRIBUTION -- 2.5%
   UGI                                  230   $ 10,511
                                               --------
                                                10,511
                                               --------
NAVIGATIONAL/MEASURING/MEDICAL/
   CONTROL INSTRUMENTS MANUFACTURING-- 2.6%
   Fisher Scientific International*     200      5,592
   Raytheon                             200      5,674
                                               --------
                                                11,266
                                               --------
NONDEPOSITORY CREDIT INTERMEDIATION-- 2.2%
   Countrywide Financial                160      9,200
                                               --------
                                                 9,200
                                               --------
OIL & GAS EXTRACTION -- 1.9%
   Chesapeake Energy                  1,010      7,939
                                               --------
                                                 7,939
                                               --------
OTHER FOOD MANUFACTURING -- 1.6%
   Sensient Technologies                340      6,807
                                               --------
                                                 6,807
                                               --------
OTHER INVESTMENT POOLS & FUNDS-- 1.5%
   Equity Office Properties Trust       260      6,617
                                               --------
                                                 6,617
                                               --------
OTHER PERSONAL SERVICES -- 1.7%
   Cendant*                             560      7,112
                                               --------
                                                 7,112
                                               --------
OUTPATIENT CARE CENTERS -- 2.0%
   Select Medical*                      600      8,550
                                               --------
                                                 8,550
                                               --------
PETROLEUM & COAL PRODUCTS MANUFACTURING -- 1.9%
   Unocal                               310      8,156
                                               --------
                                                 8,156
                                               --------

STATEMENT OF NET ASSETS                                       ALPHA SELECT FUNDS
March 31, 2003                                                       (Unaudited)


TARGET SELECT                                   Market
EQUITY FUND (Concluded)              Shares     Value
--------------------------------------------------------------------------------

PHARMACEUTICAL & MEDICINE MANUFACTURING-- 0.8%
   Sigma-Aldrich                         80    $ 3,559
                                               --------
                                                 3,559
                                               --------
PIPELINE TRANSPORTATION OF NATURAL GAS-- 2.2%
   El Paso Energy Partners              150      4,655
   Kinder Morgan Energy Partners        130      4,810
                                               --------
                                                 9,465
                                               --------
RAIL TRANSPORTATION -- 1.3%
   Norfolk Southern                     180      3,341
   Union Pacific                         40      2,200
                                               --------
                                                 5,541
                                               --------
RESIDENTIAL BUILDING CONSTRUCTION-- 0.8%
   Toll Brothers*                       170      3,281
                                               --------
                                                 3,281
                                               --------
SCHEDULED AIR TRANSPORTATION-- 0.5%
   Skywest                              220      2,268
                                               --------
                                                 2,268
                                               --------
SOFTWARE PUBLISHERS -- 2.7%
   Symantec*                            160      6,269
   Take-Two Interactive Software*       240      5,364
                                               --------
                                                11,633
                                               --------
TOBACCO MANUFACTURING -- 2.0%
   Universal                            230      8,685
                                               --------
                                                 8,685
                                               --------
TOTAL COMMON STOCK
   (Cost $416,985)                             421,637
                                               --------
WARRANTS--0.1%
   Dime Bancorp,
     Expires 11/22/05*                  300         45
   MicroStrategy, Expires 06/24/07*       3         --
                                               --------
TOTAL WARRANTS
   (Cost $0)                                        45
                                               --------


                                     Face
                                    Amount       Value
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 5.3%
   Morgan Stanley (A) 1.000%, dated
   03/31/03, matures 04/01/03,
   repurchase price $22,875
   (collateralized by U.S.
   Government obligations,
   total market value $23,332)     $22,874   $  22,874
                                               --------
TOTAL REPURCHASE AGREEMENT
   (Cost $22,874)                               22,874
                                               --------
TOTAL INVESTMENTS -- 104.0%
   (Cost $439,859)                             444,556
                                               --------
OTHER ASSETS AND LIABILITIES -- (4.0)%
   Receivable Due from Investment Adviser       10,174
   Payable Due to Administrator                    (52)
   Other Assets and Liabilities, Net           (27,174)
                                               --------
TOTAL OTHER ASSETS AND LIABILITIES, NET        (17,052)
                                               --------
NET ASSETS:
   Portfolio Capital
     (unlimited authorization - no par value)
     based on 103,376 outstanding shares
     of beneficial interest                  2,498,209
   Undistributed Net Investment Income           3,394
   Accumulated Net Realized Loss
     on Investments                         (2,078,838)
   Net Unrealized Appreciation
     on Investments                              4,697
   Net Unrealized Appreciation on Foreign
     Currency and Translation of Other
     Assets and Liabilities in Foreign
     Currency Investments                           42
                                               --------
TOTAL NET ASSETS-- 100%                    $   427,504
                                               ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                               $4.14
                                                 ======
* NON-INCOME PRODUCING SECURITY
(A) TRI-PARTY REPURCHASE AGREEMENT
CL -- CLASS

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS                                       ALPHA SELECT FUNDS
For the Six-Month Period Ended March 31, 2003                        (Unaudited)

                                                                  TARGET SELECT
                                                                   EQUITY FUND
--------------------------------------------------------------------------------

Investment Income:
   Dividend  ........................................................ $  2,592
   Interest..........................................................       82
   Securities Lending................................................      332
   Less: Foreign Taxes Withheld......................................       (3)
--------------------------------------------------------------------------------
     Total Investment Income.........................................    3,003
--------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees  ........................................    1,763
   Administrator Fees  ..............................................      280
   Professional Fees  ...............................................   19,278
   Transfer Agent Fees  .............................................   25,921
   Registration Fees  ...............................................    9,548
   Trustee Fees .....................................................   10,300
   Custodian Fees  ..................................................    6,826
   Printing Fees ....................................................    3,732
   Insurance and Other Fees..........................................      239
--------------------------------------------------------------------------------
        Total Expenses ..............................................   77,887
        Less: Investment Advisory Fee Waiver  .......................   (1,763)
             Reimbursements from Adviser ............................  (75,375)
             Directed Brokerage......................................   (1,202)
--------------------------------------------------------------------------------
     Net Expenses ...................................................     (453)
--------------------------------------------------------------------------------
        Net Investment Income........................................    3,456
--------------------------------------------------------------------------------
   Net Realized Loss From Securities Sold  ..........................  (12,288)
   Net Change in Unrealized Appreciation on Investment Securities....   13,974
   Net Change in Unrealized Appreciation
     on Foreign Currency and Translation of Other
     Assets and Liabilties Denominated in Foreign Currency...........       18
--------------------------------------------------------------------------------
   Net Realized and Unrealized Gain on Investments...................    1,704
--------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations.............. $  5,160
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS                            ALPHA SELECT FUNDS
For the Six-Month Period Ended March 31, 2003 (Unaudited) and the Year Ended September 30, 2002

                                                                                         TARGET SELECT
                                                                                          EQUITY FUND
                                                                          -----------------------------------------
                                                                                     2003            2002
-------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income (Loss)........................................        $     3,456   $      (5,687)
   Net Realized Loss From Securities Sold..............................            (12,288)       (347,147)
   Net Realized Gain on Foreign Currency Transactions..................                 --             306
   Net Change in Unrealized Appreciation on Investment Securities......             13,974         290,268
   Net Change in Unrealized Appreciation on Foreign Currency
     and Translation of Other Assets and Liabilities Denominated in
     Foreign Currency..................................................                 18               7
-------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets Resulting
         From Operations...............................................              5,160         (62,253)
-------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Proceeds From Shares Issued.........................................            138,333          96,300
   Cost of Shares Redeemed.............................................             (8,550)     (1,500,025)
-------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets From
          Capital Share Transactions...................................            129,783      (1,403,725)
-------------------------------------------------------------------------------------------------------------------
     Total Increase (Decrease) in Net Assets...........................            134,943      (1,465,978)
-------------------------------------------------------------------------------------------------------------------
Net Assets:
     Beginning of Period...............................................            292,561       1,758,539
-------------------------------------------------------------------------------------------------------------------
     End of Period ....................................................          $ 427,504    $    292,561
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:
   Issued..............................................................             32,817          14,359
   Redeemed............................................................             (2,021)       (217,786)
-------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Shares...................................             30,796        (203,427)
-------------------------------------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                                          ALPHA SELECT FUNDS
For a Share Outstanding Throughout Each Period







          Net                                                             Net
         Asset       Net     Realized and   Distributions Distributions  Asset
         Value   Investment   Unrealized      from Net        from       Value
       Beginning   Income    Gains (Losses)  Investment     Capital       End
       of Period   (Loss)   on Investments     Income        Gains    of Period
       ---------   ------   --------------     ------        -----    ---------
-------------------------
TARGET SELECT EQUITY FUND
-------------------------

2003*   $  4.03   $ 0.03       $ 0.08         $   --        $   --      $ 4.14
2002       6.37    (0.09)       (2.25)            --            --        4.03
2001(1)   21.84    (0.02)      (10.32)            --         (5.13)       6.37
2000      17.17    (0.06)       10.74             --         (6.01)      21.84
1999      10.34    (0.07)        7.80             --         (0.90)      17.17
1998(3)   10.00       --         0.35          (0.01)           --       10.34



                                                        Ratio
                                                        of Net
                     Net                    Ratio     Investment
                    Assets    Ratio of     of Total     Income
                     End     Net Expenses  Expenses      (Loss)    Portfolio
           Total  of Period   to Average   to Average   to Average  Turnover
           Return    (000)   Net Assets++  Net Assets  Net Assets++   Rate
           ------    -----   ------------  ----------  ------------   ----
-------------------------
TARGET SELECT EQUITY FUND
-------------------------

2003*       2.73%+  $   428     (0.23)%      40.31%       1.79%      451.19%
2002      (36.73)       293      1.10        26.94       (0.80)      984.03
2001(1)   (57.64)     1,759      1.23(2)     10.29       (0.26)      681.78
2000       74.45      4,506      1.30         6.06       (0.55)    1,081.55
1999       80.04      1,839      1.30        10.19       (0.56)    1,279.40
1998(3)     3.50+       966      1.30        18.76        0.02       803.02



* For the six-month period ended March 31, 2003 (unaudited). All ratios for the period have been annualized.
+   Returns are for the period indicated and have not been annualized.
++  Inclusive of directed brokerage arrangements, waivers, and reimbursements.
(1) On October 19, 2000 shareholders of the TIP Target Select Equity Fund (the "Fund") approved a tax-free reorganization under which all assets and liabilities of the Fund were transferred to the Alpha Select Funds Target Select Equity Fund. In connection with the reorganization, shareholders approved a change in the adviser from Turner Investment Partners, Inc. to Concentrated Capital Management, LP.
(2) On November 1, 2000 the maximum expense cap changed from 1.30% to 1.22%. See note 5 in the Notes to Financial Statements.
(3) Commenced operations on December 31, 1997. All ratios for the period have been annualized.


 Amounts designated as "--" are either $0 or have been rounded to $0.




    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                                 ALPHA SELECT FUNDS
March 31, 2003                                                       (UNAUDITED)

1.  ORGANIZATION:

ALPHA SELECT FUNDS (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with one portfolio, the Target Select Equity Fund (the "Fund"). The Fund is registered to offer three separate classes of shares: Class A Shares, Class C Shares and Class I Shares. The Class I Shares are the only active class of shares as of March 31, 2003. The Fund is non-diversified, and may therefore be invested in equity securities of a limited number of issuers. The Fund's prospectus provides a description of the Fund's investment objectives, policies, and strategies.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

    USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

    SECURITY VALUATION -- Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Securities listed on a foreign exchange are valued based on quotations from the primary market in which they are traded. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term obligations with maturities of sixty days or less are valued at amortized cost which approximates market value. Subject to the foregoing, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

    SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

    NET ASSET VALUE PER SHARE -- The net asset value per share of the Fund is calculated on each business day, by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding.

    FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars on the following basis: (I) market value of investment securities, other assets and liabilities at the current rate of exchange; and (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective date of such transaction.

NOTES TO FINANCIAL STATEMENTS (Continued)                     ALPHA SELECT FUNDS
March 31, 2003                                                       (UNAUDITED)

    For foreign equity securities, the Fund does not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

    The Fund reports certain foreign currency related transactions as components of realized and unrealized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is not less than 102%. In the event of default of the counterparty and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid to shareholders annually. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

3.   TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of Turner Investment Partners, Inc. (the Sub-Adviser and Administrator) and SEI Investments Global Funds Services (the Sub-Administrator) and/or SEI Investments Distribution Co. Such officers are paid no fees by the Trust for serving as officers and trustees of the Trust. The Fund effects trades through Turner Investment Distributors, Inc. for security purchases and sales transactions. Commissions paid through those trades for the Fund for the six-month period ended March 31, 2003, were $4,687.

4. ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

Turner Investment Partners, Inc. ("Turner") provides administrative services to the Fund under an Administration Agreement with the Trust. For its services, Turner receives an annual fee of 0.15% of the aggregate average daily net assets of the Trust up to $2 billion, and 0.12% on such assets in excess of $2 billion (subject to applicable waivers). Under a separate Sub-Administration Agreement between Turner and SEI Investments Global Funds Services ("SEI"), SEI provides accounting and other administrative services to the Fund. For the six-month period ended March 31, 2003, SEI was paid $156 by Turner.

Turner Investment Distributors, Inc., a broker dealer subsidiary of Turner provides distribution services and shareholder servicing to the Fund under separate Distribution and shareholder servicing agreements.

NOTES TO FINANCIAL STATEMENTS (Continued)                     ALPHA SELECT FUNDS
March 31, 2003                                                       (UNAUDITED)

DST Systems, Inc., (the "Transfer Agent"), serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. The Fund pays amounts to third parties that provide sub-transfer agency and other administrative services to the Fund.

The Fund has directed certain portfolio trades to brokers who paid a portion of its expenses (Directed Brokerage). For the six-month period ended March 31, 2003, the Fund's expenses were reduced by $1,202 under this arrangement. The effect on the Fund's expense ratio as a percentage of the average net assets of the Fund on an annualized basis for the six-month periodended March 31, 2003 was 0.62%.

5.  INVESTMENT ADVISORY AGREEMENT:

The Trust and Concentrated Capital Management, LP ("CCM") (the "Adviser") are parties to an Investment Advisory Agreement dated May 23, 2000, under which the Adviser receives an annual fee base equal to 1.0625% of the average daily net assets of the Fund. The Fund has one Sub-Adviser, Turner Investment Partners, Inc. For its services, the Sub-Adviser is entitled to receive a fee payable by CCM. The Adviser has contractually agreed to waive all or a portion of its fees and to reimburse expenses of the Fund in order to limit its total operating expenses (as a percentage of average daily net assets on an annualized basis) to not more than 1.50% and to voluntarily keep the Fund's "other expenses" (as a percentage of average daily net assets on an annualized basis) from exceeding 0.1575%.

The Advisory fee for the Fund is subject to a performance adjustment based on the Fund's performance relative to the performance of its benchmark. If the Fund outperforms its benchmark by 3% or more, CCM will receive higher advisory fees. If the Fund underperforms its benchmark by 3% or more, CCM will receive lower advisory fees. Accordingly, the overall fee may vary by 0.15% either way. During the six-month period ended March 31, 2003, the Fund's gross Advisory Fees were adjusted in accordance with the performance based fee described above:

       BASE           PERFORMANCE         GROSS
    ADVISER FEE       ADJUSTMENT       ADVISER FEE
  --------------    --------------   --------------

      $2,053            $(290)           $1,763

6.  INVESTMENT TRANSACTIONS:

The total cost of security purchases and the proceeds from security sales, other than short-term investments, for the six-month period ended March 31, 2003, were as follows:

Purchases .........................     $1,841,047
Sales .............................      1,694,439

7.  FEDERAL INCOME TAXES:

The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to continue to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. The character of distributions made during the year from net investment

NOTES TO FINANCIAL STATEMENTS (Concluded)                     ALPHA SELECT FUNDS
March 31, 2003                                                       (UNAUDITED)

income or net realized gains, and the timing of distributions where the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.


The Fund had capital loss carryforwards at September 30, 2002 as follows:

YEAR LOSS EXPIRES                         AMOUNT
-----------------                         ------
2010 ..............................    $1,649,644
2009 ..............................       121,394

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

At March 31, 2003, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for the securities held by the Fund was as follows:

Federal tax cost                                      $439,859
                                                     =========
Aggregate gross unrealized appreciation              $  16,403
Aggregate gross unrealized depreciation                (11,706)
                                                     ---------
Net unrealized appreciation                          $   4,697
                                                     =========

8. FORWARD FOREIGN CURRENCY CONTRACTS:

The Fund can enter into forward foreign currency exchange contracts as a hedge against portfolio positions and in connection with portfolio purchases and sales of securities denominated in foreign currency. Such contracts, which protect the value of the Fund's investment securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. There were no forward foreign currency contracts outstanding at March 31, 2003.

9. LOANS OF PORTFOLIO SECURITIES:

The Fund may lend securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms approved by the board of trustees. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. Net income earned on investment of cash collateral and loan fees received on non-cash collateral are allocated between Goldman Sachs & Co. and the Funds in accordance with the Lending Agreement. In the event of bankruptcy of the borrower, realization/ retention of the collateral may be subject to legal proceedings.

No securities were on loan as of March 31, 2003.

TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)


TRUSTEES

--------------------------------------------------------------------------------
ALFRED C. SALVATO
--------------------------------------------------------------------------------
ADDRESS   13 Fountain Court, Cherry Hill, NJ 08034
AGE   (44)
POSITION(S) HELD WITH FUND   Trustee
TERM OF OFFICE AND LENGTH OF TIME SERVED
Trustee since 1996
PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS Treasurer, Thomas Jefferson University Health Care Pension Fund since 1995, and Assistant Treasurer, 1988-1995.
NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN
BY TRUSTEE   1
OTHER DIRECTORSHIPS HELD    Turner Funds

--------------------------------------------------------------------------------
RONALD FILANTE
--------------------------------------------------------------------------------
ADDRESS   51 Verdun Avenue, New Rochelle, NY 10804
AGE   (57)
POSITION(S) HELD WITH FUND   Trustee
TERM OF OFFICE AND LENGTH OF TIME SERVED   Trustee since 1996
PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS Associate Professor of Finance, Pace University, since 1987.
NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN
BY TRUSTEE   1
OTHER DIRECTORSHIPS HELD   N/A

--------------------------------------------------------------------------------
STEPHEN J. KNEELEY (1)
--------------------------------------------------------------------------------
ADDRESS  1205 Westlakes Drive, Suite 100,
Berwyn, PA 19312
AGE   (39)
POSITION(S) HELD WITH FUND Trustee, President & Chief Executive Officer
TERM OF OFFICE AND LENGTH OF TIME SERVED Trustee since 2001
PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS TID Director, President of Turner - Chief Operating Officer of Turner, 1990-2001.
NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE 1
OTHER DIRECTORSHIPS HELD   University of Richmond

OFFICERS

--------------------------------------------------------------------------------
JOHN H. GRADY, JR.
--------------------------------------------------------------------------------
ADDRESS   1205 Westlakes Drive, Suite 100,
Berwyn, PA 19312
AGE   (41)
POSITION(S) HELD WITH FUND Executive Vice President & Secretary TERM OF OFFICE AND LENGTH OF TIME SERVED Vice President & Secretary since 2001
PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS Chief Operating Officer, General Counsel and Chief Legal Officer of Turner since February, 2001. TID President and Chief Operating Officer since September 2001. Partner, Morgan, Lewis & Bockius LLP (October 1995-January 2001).
NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN
BY TRUSTEE   N/A
OTHER DIRECTORSHIPS HELD   N/A

--------------------------------------------------------------------------------
BRIAN M. FERKO
--------------------------------------------------------------------------------
ADDRESS   1205 Westlakes Drive, Suite 100,
Berwyn, PA 19312
AGE   (31)
POSITION(S) HELD WITH FUND  Vice President & Assistant Secretary
TERM OF OFFICE AND LENGTH OF TIME SERVED   Vice President & Assistant
Secretary since 2000
PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS   TID Vice President,
Director of Mutual Fund Administration and
Operations for the Turner Funds since 1997.
Relationship Manager, SEI Investments (1995-1997).
NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN
BY TRUSTEE   N/A
OTHER DIRECTORSHIPS HELD   N/A

----------
(1) Mr. Kneeley is considered to be an "interested person" of the Fund as defined in the Investment Company Act of 1940 because he is President of Turner Investment Partners, Inc.

--------------------------------------------------------------------------------
TODD B. CIPPERMAN
--------------------------------------------------------------------------------
ADDRESS   SEI Investments, One Freedom Valley Drive, Oaks, PA 19456
AGE   (35)
POSITION(S) HELD WITH FUND   Vice President and Assistant Secretary
TERM OF OFFICE AND LENGTH OF TIME SERVED   Vice President & Assistant
Secretary since 1996
PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS   Vice President and
Assistant Secretary of SEI Investments since
1995. Previously, Associate, Dewey Ballantine,
1994-1995. Associate, Winston and Strawn, 1991-1994.
NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN
BY TRUSTEE   N/A
OTHER DIRECTORSHIPS HELD   N/A

--------------------------------------------------------------------------------
PETER GOLDEN
--------------------------------------------------------------------------------
ADDRESS   SEI Investments, One Freedom Valley Drive, Oaks, PA 19456
AGE   (38)
POSITION(S) HELD WITH FUND   Controller and Chief Accounting Officer
TERM OF OFFICE AND LENGTH OF TIME SERVED Controller and Chief Accounting Officer since 2001
PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS Director of Fund Accounting of SEI Investments since June 2001. Previously, Vice President of Fund Administration, JPMorgan Chase & Co., March 2000-April 2001; Vice President, Fund and Pension Accounting June 1997-March 2000.
NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN
BY TRUSTEE   N/A
OTHER DIRECTORSHIPS HELD   N/A

--------------------------------------------------------------------------------
LYDIA A. GAVALIS
--------------------------------------------------------------------------------
ADDRESS   SEI Investments, One Freedom Valley Drive, Oaks, PA 19456
AGE   (38)
POSITION(S) HELD WITH FUND   Vice President and Assistant Secretary
TERM OF OFFICE AND LENGTH OF TIME SERVED   Vice President and Assistant
Secretary since 1999
PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS   Vice President and Assistant
Secretary of SEI Investments since 1998. Assistant General
Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998. NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN
BY TRUSTEE   N/A
OTHER DIRECTORSHIPS HELD   N/A

--------------------------------------------------------------------------------
WILLIAM E. ZITELLI, JR.
--------------------------------------------------------------------------------
ADDRESS   SEI Investments, One Freedom Valley Drive, Oaks, PA 19456
AGE   (34)
POSITION(S) HELD WITH FUND   Vice President and Assistant Secretary
TERM OF OFFICE AND LENGTH OF TIME SERVED   Vice President and
Assistant Secretary since 2000
PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS  Vice President and
Assistant Secretary of SEI Investments since
August 2000. Vice President, Merrill Lynch & Co.
Asset Management Group (1998-2000). Associate at Pepper Hamilton
LP (1997-1998). Associate at Reboul, MacMurray,
Hewitt, Maynard & Kristol (1994-1997).
NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN
BY TRUSTEE   N/A
OTHER DIRECTORSHIPS Held  N/A

--------------------------------------------------------------------------------
TIMOTHY D. BARTO
--------------------------------------------------------------------------------
ADDRESS   SEI Investments, One Freedom Valley Drive, Oaks, PA 19456
AGE   (34)
POSITION(S) HELD WITH FUND   Vice President and Assistant Secretary
TERM OF OFFICE AND LENGTH OF TIME SERVED   Vice President and
Assistant Secretary since 2000
PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS   Vice President and
Assistant Secretary of SEI Investments since December 1999.
Associate at Dechert Price & Rhoads (1997-1999).
Associate at Richter, Miller & Finn (1994-1997).
NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN
BY TRUSTEE   N/A
OTHER DIRECTORSHIPS HELD   N/A

TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED) (CONCLUDED)


--------------------------------------------------------------------------------
CHRISTINE M. MCCULLOUGH
--------------------------------------------------------------------------------
ADDRESS   SEI Investments, One Freedom Valley Drive, Oaks, PA 19456
AGE   (41)
POSITION(S) HELD WITH FUND   Vice President and Assistant Secretary
TERM OF OFFICE AND LENGTH OF TIME SERVED   Vice President and
Assistant Secretary since 2000
PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS Vice President and Assistant Secretary of SEI Investments since December 1999. Associate at White and Williams LLP (1991-1999). Associate at Montgomery, McCracken, Walker & Rhoads (1990-1991).
NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN
BY TRUSTEE   N/A
OTHER DIRECTORSHIPS HELD   N/A

--------------------------------------------------------------------------------
DIANE J. DRAKE
--------------------------------------------------------------------------------
ADDRESS   1205 Westlakes Drive, Suite 100,
Berwyn, PA 19312
AGE   (35)
POSITION(S) HELD WITH FUND   Vice President and Assistant Secretary
TERM OF OFFICE AND LENGTH OF TIME SERVED Vice President and Assistant Secretary since 2001
PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS Deputy Counsel for Turner since October 2001. Previously, Associate, Stradley, Ronon, Stevens & Young, LLP (June 1998-October 2001). Staff Attorney, Rodney Square Management Corporation (November 1996-June 1998).
NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN
BY TRUSTEE   N/A
OTHER DIRECTORSHIPS HELD   N/A

--------------------------------------------------------------------------------
BRIAN MCNALLY
--------------------------------------------------------------------------------
ADDRESS   1205 Westlakes Drive, Suite 100,
Berwyn, PA 19312
AGE   (44)
POSITION(S) HELD WITH FUND  Vice President
TERM OF OFFICE AND LENGTH OF TIME SERVED   Vice President since 2002
PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS   Deputy Counsel
for Turner since October 2002. Previously, Assistant General Counsel with Bank of America (September 1997-July 2002).
NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN
BY TRUSTEE   N/A
OTHER DIRECTORSHIPS HELD   N/A

--------------------------------------------------------------------------------
JOHN CANNING
--------------------------------------------------------------------------------
ADDRESS   1205 Westlakes Drive, Suite 100,
Berwyn, PA 19312
AGE   (31)
POSITION(S) HELD WITH FUND  Vice President
TERM OF OFFICE AND LENGTH OF TIME SERVED   Vice President since 2002
PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS Assistant Director of Mutual Fund Administration and Operations since 2000. Previously, Implementations Analyst with SEI Investments (December 1998-December 2000). Transfer Agent Manager with Pilgrim Baxter and Associates (February 1998-December 1998). Account Director with SEI Investments (July 1993-February 1998).
NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN
BY TRUSTEE   N/A
OTHER DIRECTORSHIPS HELD   N/A

--------------------------------------------------------------------------------
ANTOINETTE ROBBINS
--------------------------------------------------------------------------------
ADDRESS   1205 Westlakes Drive, Suite 100,
Berwyn, PA 19312
AGE   (39)
POSITION(S) HELD WITH FUND  Vice President
TERM OF OFFICE AND LENGTH OF TIME SERVED   Vice President since 2002
PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS  Director of Compliance
for Turner since 2002.  Previously, Senior Gift Planning Officer with American Civil Liberties Union (May 2001-August 2001). Assistant Vice President, Counsel with Equitable Financial Consultants, Inc.
(March 1996-March 2001).
NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN
BY TRUSTEE   N/A
OTHER DIRECTORSHIPS HELD   N/A

                                      Notes

                                  [blank page]

TRUST
Alpha Select Funds
P.O. Box 219520
Kansas City, MO 64105-9520

INVESTMENT ADVISER
Concentrated Capital Management, LP

SUB-ADVISER
Turner Investment Partners, Inc.

DISTRIBUTOR
Turner Investment Distributors, Inc.

ADMINISTRATOR
Turner Investment Partners, Inc.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT AUDITORS
Ernst & Young LLP

To open an account, receive account information, make inquiries, or request literature: 1-888-BI-ALPHA


THIS REPORT WAS PREPARED FOR SHAREHOLDERS OF THE ALPHA SELECT TARGET SELECT EQUITY FUND. IT MAY BE DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH CONTAINS DETAILED INFORMATION.

ALP-SA-001-0200

                                                                 SEMIANNUAL
                                                                     REPORT
                                                             MARCH 31, 2003

                                 [LOGO OMITTED]


--------------------------------------------------------------------------------
                            Target Select Equity Fund
--------------------------------------------------------------------------------

ITEM 2.    CODE OF ETHICS.

Not applicable at this time.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEMS 4-6.  (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEMS 8.  (RESERVED)

ITEM 9.    CONTROLS AND PROCEDURES.

(a) Not applicable at this time.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation.

ITEMS 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              Alpha Select Funds


By (Signature and Title)*                 \s\ Stephen J. Kneeley
                                          -----------------------------------
                                          Stephen J. Kneeley, President and CEO

Date 5/29/03


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 \s\ Stephen J. Kneeley
                                          -----------------------------------
                                          Stephen J. Kneeley, President and CEO

Date 5/29/03


By (Signature and Title)*                 \s\ Peter J. Golden
                                          -----------------------------------
                                          Peter J. Golden, Controller and CAO

Date 5/29/03
* Print the name and title of each signing officer under his or her signature.